LOANS, FINANCING AND DEBENTURES - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Current borrowings	R$ 3,655,537	R$ 2,043,386
Non-current
Non-current borrowings	75,973,092	70,856,496
Total
Total borrowings	79,628,629	72,899,882	R$ 63,684,326
Foreign
Current
Current borrowings before other adjustments	1,806,130	1,502,691
Non-current
Non-current borrowings before other adjustments	64,181,650	56,657,248
Non-current borrowings	64,181,650
Total
Borrowings, before other adjustments	65,987,780	58,159,939
Foreign | BNDES
Non-current
Non-current borrowings	R$ 11,952
Foreign | BNDES | UMBNDES
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.81%
Current
Current borrowings before other adjustments	R$ 14,399	2,506
Non-current
Non-current borrowings before other adjustments	11,952	24,486
Total
Borrowings, before other adjustments	26,351	26,992
Foreign | Bonds
Non-current
Non-current borrowings	R$ 46,253,007
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.99%
Current
Current borrowings before other adjustments	R$ 972,053	779,046
Non-current
Non-current borrowings before other adjustments	46,253,007	37,232,554
Total
Borrowings, before other adjustments	47,225,060	38,011,600
Foreign | Export credits ("export prepayment")
Non-current
Non-current borrowings	R$ 17,916,691
Foreign | Export credits ("export prepayment") | LIBOR/Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	2.36%
Current
Current borrowings before other adjustments	R$ 818,896	718,623
Non-current
Non-current borrowings before other adjustments	17,916,691	19,400,208
Total
Borrowings, before other adjustments	18,735,587	20,118,831
Foreign | Other
Current
Current borrowings before other adjustments	782	2,516
Total
Borrowings, before other adjustments	782	2,516
Domestic (Brazil)
Current
Current borrowings	1,849,407	540,695
Non-current
Non-current borrowings	11,791,442	14,199,248
Total
Total borrowings	R$ 13,640,849	14,739,943
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	7.63%
Current
Current borrowings before other adjustments	R$ 67,499	276,441
Non-current
Non-current borrowings before other adjustments	312,077	1,254,222
Non-current borrowings	312,077
Total
Borrowings, before other adjustments	R$ 379,576	1,530,663
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	9.68%
Current
Current borrowings before other adjustments	R$ 32,854	25,535
Non-current
Non-current borrowings before other adjustments	703,502	522,367
Non-current borrowings	703,502
Total
Borrowings, before other adjustments	R$ 736,356	547,902
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.79%
Current
Current borrowings before other adjustments	R$ 24,672	29,115
Non-current
Non-current borrowings before other adjustments	22,611	47,177
Non-current borrowings	22,611
Total
Borrowings, before other adjustments	R$ 47,283	76,292
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.52%
Current
Current borrowings before other adjustments	R$ 35,086	98,531
Non-current
Non-current borrowings before other adjustments	782,685	1,068,959
Non-current borrowings	782,685
Total
Borrowings, before other adjustments	817,771	1,167,490
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
Non-current
Non-current borrowings	R$ 1,687,560
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates") | CDI/IPCA
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	11.28%
Current
Current borrowings before other adjustments	R$ 1,561,639	32,156
Non-current
Non-current borrowings before other adjustments	1,687,560	3,025,527
Total
Borrowings, before other adjustments	3,249,199	3,057,683
Domestic (Brazil) | NCE ("Export Credit Notes")
Non-current
Non-current borrowings	R$ 1,276,330
Domestic (Brazil) | NCE ("Export Credit Notes") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	10.15%
Current
Current borrowings before other adjustments	R$ 39,535	15,184
Non-current
Non-current borrowings before other adjustments	1,276,330	1,275,045
Total
Borrowings, before other adjustments	1,315,865	1,290,229
Domestic (Brazil) | NCR ("Rural producer certificate")
Non-current
Non-current borrowings	R$ 273,852
Domestic (Brazil) | NCR ("Rural producer certificate") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	10.57%
Current
Current borrowings before other adjustments	R$ 7,335	2,738
Non-current
Non-current borrowings before other adjustments	273,852	273,578
Total
Borrowings, before other adjustments	281,187	276,316
Domestic (Brazil) | Export credits ("export prepayment")
Non-current
Non-current borrowings	R$ 1,314,737
Domestic (Brazil) | Export credits ("export prepayment") | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.06%
Current
Current borrowings before other adjustments	R$ 77,694	77,570
Non-current
Non-current borrowings before other adjustments	1,314,737	1,313,661
Total
Borrowings, before other adjustments	1,392,431	1,391,231
Domestic (Brazil) | Debentures
Non-current
Non-current borrowings	R$ 5,418,088
Domestic (Brazil) | Debentures | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	10.71%
Current
Current borrowings before other adjustments	R$ 21,980	7,590
Non-current
Non-current borrowings before other adjustments	5,418,088	5,415,061
Total
Borrowings, before other adjustments	5,440,068	5,422,651
Domestic (Brazil) | Other Borrowings (Working Capital, Industrial Development Fund and Fair Value Adjustment on Business Combination)
Current
Other adjustments to current borrowings	(18,887)	(24,165)
Non-current
Other adjustments to non-current borrowings		3,651
Total
Other adjustments to borrowings	R$ (18,887)	R$ (20,514)